Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13. Commitments and Contingencies
Lease Obligations
The following represents the Company’s minimum annual rental payments under operating leases for each of the next five years and thereafter:

Fiscal Year Ending December 31,	Future Minimum Payments
(in thousands)
2023 (remaining)	20
2024	78
2025	78
2026	78
2027	78
Thereafter	33

Total	$365

In 2017, the Company entered into a royalty agreement with Fuseproject and agreed to pay 3% of cumulative net sales up to $5.0 million and 1% of cumulative net sales above $5.0 million, up to a maximum total royalty of $1.0 million. Regardless of the level of cumulative net sales, a guaranteed minimum payment of $0.2 million shall be paid in the first 12 months after the products initial retail release as an advance towards the royalty payments which was accrued as of September 30, 2023.
Legal Proceedings
The Company is involved in legal proceedings in the normal course of business. The Company currently believes that any ultimate liability arising out of such proceedings will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

15. Commitments and Contingencies
Lease Obligations
The following represents the Company’s minimum annual rental payments under operating leases for each of the next five years and thereafter:

Year Ending December 31,	Future Minimum Payments
(in thousands)
2023	$160
2024	9
2025	—
2026	—
2027	—
Thereafter	—

Total	$169

Commitments
The Company is subject to minimum payments on a content licensing agreement.
The following represents the Company’s minimum annual guarantee payments under license agreements for each of the next five years and thereafter:

Year Ending December 31,	Future Minimum Payments
(in thousands)
2023	$2,025
2024	1,950
2025	2,250
2026	1,200
2027	—
Thereafter	—

Total	$7,425

Legal Proceedings
The Company is involved in legal proceedings in the normal course of business. The Company currently believes that any ultimate liability arising out of such proceedings will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.